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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

             Report for the Calendar Year or Quarter Ended: 3-31-2013

Check here if Amendment [ ]; Amendment Number:

     This Amendment (Check only one.):

                                       [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    R. G. Niederhoffer Capital Management, Inc.

Address: 1700 Broadway
         39th Floor
         New York, NY 10019

Form 13F File Number: 28-10392

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Roy G. Niederhoffer
Title: President
Phone: (212) 245-0400

Signature, Place, and Date of Signing:


 /s/ Roy G. Niederhoffer           New York, New York         4-23-2013
-------------------------       ------------------------    ----------------
      Signature                      [City, State]               [Date]

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Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

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                              FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                 0
Form 13F Information Table Entry Total:           24
Form 13F Information Table Value Total:       13,266
                                          (thousands)
List of Other Included Managers:                None


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
                                                                                                  VOTING
                                                                                                AUTHORITY:
                                                                                                  SOLE/
                                    TITLE OF   CUSIP    VALUE   SHRS. OR  SH/ PUT/  INV.  OTHER  SHARED/
NAME OF ISSUER                        CLASS            (X$1000) PRN. AMT. PRN CALL DISCR. MNGR.   NONE
----------------------------------- -------- --------- -------- --------- --- ---- ------ ----- ----------
ANADARKO PETROLEUM CORP               COM    032511107      385      4400 SH        SOLE           SOLE
AUTODESK INC.                         COM    052769106      537     13000 SH        SOLE           SOLE
AVON PRODUCTS INC.                    COM    054303102      253     12200 SH        SOLE           SOLE
BIOGEN IDEC INC                       COM    09062X103      829      4300 SH        SOLE           SOLE
BMC SOFTWARE INC.                     COM    055921100      417      9000 SH        SOLE           SOLE
CELGENE CORPORATION                   COM    151020104      302      2600 SH        SOLE           SOLE
CF INDUSTRIES HOLDINGS INC            COM    125269100      781      4100 SH        SOLE           SOLE
EATON CORP.                           COM    G29183103      245      4000 SH        SOLE           SOLE
GREEN MOUNTAIN COFFEE ROASTERS INC.   COM    393122106      216      3800 SH        SOLE           SOLE
HUMANA INC.                           COM    444859102      844     12200 SH        SOLE           SOLE
INFOSYS TECHNOLOGIES ADS              COM    456788108      281      5200 SH        SOLE           SOLE
LAS VEGAS SANDS CORP                  COM    517834107      372      6600 SH        SOLE           SOLE
MCGRAW-HILL COS. INC. (THE)           COM    580645109      678     13000 SH        SOLE           SOLE
MONSANTO CO. (NEW)                    COM    61166W101      941      8900 SH        SOLE           SOLE
NATIONAL OILWELL VARCO INC            COM    637071101      715     10100 SH        SOLE           SOLE
NAVISTAR INTERNATIONAL CORP           COM    63934E108      377     10900 SH        SOLE           SOLE
NETFLIX INC.                          COM    64110L106     1174      6200 SH        SOLE           SOLE
NIKE INC                              Cl B   654106103      892     15100 SH        SOLE           SOLE
SEAGATE TECHNOLOGY                    COM    G7945M107      585     16000 SH        SOLE           SOLE
STARWOOD HTLS & RSRTS WW              COM    85590A401      753     11800 SH        SOLE           SOLE
TARGET CORP                           COM    87612E106      261      3800 SH        SOLE           SOLE
TIME WARNER INC                       COM    887317303      306      5300 SH        SOLE           SOLE
VMWARE INC.                           COM    928563402      340      4300 SH        SOLE           SOLE
WALGREEN CO.                          COM    931422109      782     16400 SH        SOLE           SOLE